Schedule of Assumptions (Details) - USD ($)		3 Months Ended	12 Months Ended
	Jul. 26, 2021	Mar. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Expected volatility				58.50%
Expected dividends		0.00%	0.00%	0.00%
Number of shares, Beginning Balance		288,912	1,783,567	480,664
Weighted average exercise price, Beginning Balance		$ 1.14	$ 4.96	$ 0.94
Number of shares, granted		152,250		1,337,000
Weighted average exercise price, granted		$ 4.50		$ 6.21
Number of shares, exercised				(25,917)
Weighted average exercise price, exercised				$ 0.94
Number of shares, forfeited		(7,111)		(8,180)
Weighted average exercise price, forfeited				$ 2.04
Number of shares, Ending Balance		433,162	288,912	1,783,567
Weighted average exercise price, Ending Balance		$ 9.10	$ 1.14	$ 4.96
Weighted average remaining contractual term		9 years 3 months 18 days		9 years 4 months 24 days
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Outstanding, Intrinsic Value		$ 9,500	$ 7,750	$ 830,250
Number of shares, Exercisable		111,497		658,290
Weighted average exercise price, exercisable		$ 13.40		$ 3.78
Weighted average remaining contractual term, exercisable		8 years 7 months 6 days		9 years 3 months 18 days
Aggregate intrinsic value exercisable		$ 9,500		$ 571,099
Two Point Six Four Two Strike Price [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Fair value of ordinary shares	$ 6.80
Exercise price	$ 2.64
Expected volatility	54.70%
Expected dividends	0.00%
Expected term (in years)	3 years
Risk-free rate	0.38%
Fair value per warrant	$ 4.49
Fair value of warrants	58,334
Fair value of ordinary shares	$ 261,965
MTS Warrants Zero Strike Price [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Fair value of ordinary shares	$ 6.80
Exercise price	$ 0.00
Expected volatility	54.70%
Expected dividends	0.00%
Expected term (in years)	3 years
Risk-free rate	0.38%
Fair value per warrant	$ 6.80
Fair value of warrants	25,000
Fair value of ordinary shares	$ 170,000
MTS Options Zero Strike Price [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Fair value of ordinary shares	$ 6.80
Exercise price	$ 0.00
Expected volatility	54.70%
Expected dividends	0.00%
Expected term (in years)	3 years
Risk-free rate	0.38%
Fair value per warrant	$ 6.80
Fair value of warrants	25,000
Fair value of ordinary shares	$ 170,000